Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Select Large Cap Value Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class A
Trading Symbol	SLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	22.67	13.01	9.42
Class A (including sales charges)	15.63	11.68	8.78
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
Firs tEner gy Corp.	3.7%
Bank of America Corp.	3.7%
AES C orp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cig na Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
Firs tEner gy Corp.	3.7%
Bank of America Corp.	3.7%
AES C orp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cig na Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	CSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	22.98	13.30	9.69
Rus sell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key
Fun
d Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of
the
Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG &E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
Tech nip FMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG &E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
Tech nip FMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class C
Trading Symbol	SVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.55%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	21.78	12.17	8.60
Class C (including sales charges)	20.78	12.17	8.60
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund di stributi ons or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
Am erica n Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Ci gna Gro up (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
Am erica n Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Ci gna Gro up (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	22.99	13.31	9.70
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
First Energy Corp.	3.7%
Bank of America Corp.	3.7%
A ES C orp. (The)	3.5%
Corning, Inc.	3.4%
Tec hnip FMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
First Energy Corp.	3.7%
Bank of America Corp.	3.7%
A ES C orp. (The)	3.5%
Corning, Inc.	3.4%
Tec hnip FMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	23.08	13.37	9.77
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio
composition
is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-661
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	23.13	13.43	9.82
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fu
nd S
tatistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Large Cap Value Fund (Class R)
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Value Fund
Class Name	Class R
Trading Symbol	SLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the energy, financials, information technology and communication services sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Underweights to the consumer staples, real estate and health care sectors (all driven by bottom-up stock selection) helped relative results during the annual period.
Individual holdings
| Positions in subsea oil equipment and services provider TechnipFMC contributed, as did chip maker Qualcomm, refiner Marathon Petroleum, copper miner Freeport-McMoRan and bank Wells Fargo.
Top Performance Detractors
Stock selection
| Selection in the materials, health care and industrials sectors hurt relative results.
Allocations
| Underweights in the financials and industrials sectors detracted from relative results, as did an overweight to the utilities sector.
Individual holdings
| Positions in agricultural chemicals maker FMC, managed care provider Humana and data-analytics provider Teradata were notable detractors from absolute and relative results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	22.36	12.74	9.15
Russell 1000 Value Index	21.71	10.74	8.61
S&P 500 Index	28.19	15.80	12.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,389,160,143
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 15,901,369
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,389,160,143
Total number of portfolio holdings	40
Management services fees (represents 0.67% of Fund average net assets)	$ 15,901,369
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
Am erica n To wer Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.3%
PG&E Corp.	3.8%
FirstEnergy Corp.	3.7%
Bank of America Corp.	3.7%
AES Corp. (The)	3.5%
Corning, Inc.	3.4%
TechnipFMC PLC	3.3%
Am erica n To wer Corp.	3.1%
Alphabet, Inc., Class A	3.1%
Cigna Group (The)	3.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds